Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions
Summary of related parties that had material transactions
Related Party	Nature of Relationship to the Company
A	An Ohio Corporation – a significant shareholder
B	Owner of related party A
C	Chief Executive Officer (CEO) of the Company
D	A California Corporation owned by related party E
E	Significant shareholder
F	MFB Ohio board advisor
G	MFB Ohio board advisor
H	MFB Ohio board advisor
I	MFB Ohio board advisor
J	MFB Ohio board advisor
K	MFB Ohio board advisor

Schedule of related party debt
	September 30,	December 31,
Related Party	2024	2023
A	$843,692	$897,197
B	411,880	411,880
	$1,255,572	$1,309,077

Schedule of expenses to related parties and their nature
	Three Months Ended
	September 30,
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
D	$23,200	$23,600	Cash paid for consulting fees	Professional fees - related party
D	$5,800	$5,900	Cash paid for consulting and advisory fees	Cost of revenue
E	$39,544	$25,029	Cash paid for management fee	Professional fees - related party
E	$20,456	$17,471	Cash paid for royalty and sales commissions	Cost of revenue
	Nine Months Ended
	September 30,
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
C	$25,000	$-	Cash paid for management fee	General and administration
D	$64,800	$106,800	Cash paid for consulting fees	Professional fees - related party
D	$16,200	$26,700	Cash paid for consulting and advisory fees	Cost of revenue
E	$108,808	$98,664	Cash paid for management fee	Professional fees - related party
E	$83,192	$23,836	Cash paid for royalty and sales commissions	Cost of revenue
F	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
G	$429,900	$-	500,000 shares of common stock issued for advisory fee	Professional fees - related party
H	$128,970	$-	150,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
J	$348,000	$-	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
K	$85,980	$-	100,000 shares of common stock issued for advisory fee	Professional fees - related party